Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable/Panama	(13.70%)	(19.30%)	(7.60%)
Stations - Taxable/Non Panama	2.40%	9.00%	1.60%
Stations - Non Taxable/Non panama	(4.90%)	3.30%	(9.40%)
Dividend tax	7.20%	10.30%	2.50%
(Over) under provided in prior periods	(0.20%)	(0.20%)	(0.10%)
Provision for income taxes	15.80%	28.10%	12.00%
Net income	$ 247,002	$ 88,198	$ 362,599
Profit excluding income tax	293,439	122,728	411,909
Income taxes at Panamanian statutory rates	73,360	30,682	102,977
Stations - Taxable/Panama	(40,205)	(23,745)	(31,272)
Stations - Taxable/Non Panama	7,043	11,052	6,447
Stations - Non Taxable/Non panama	(14,444)	4,106	(38,684)
Dividend tax	21,376	12,696	10,297
(Over) under provided in prior periods	(693)	(261)	(455)
Provision for income taxes	$ 46,437	$ 34,530	$ 49,310